Fair Value Measurements (Details Narrative) $ in Thousands	12 Months Ended
Sep. 30, 2018 USD ($)
Fair Value Disclosures [Abstract]
Unrealized loss on treasury bills	$ 13
Amortized cost of investments in treasury bills	17,311
Carrying amount of investments in treasury bills	17,298
Fair value of investments in treasury bills	$ 17,298